Long-term loans	12 Months Ended
Dec. 31, 2018
Long-term loans [abstract]
Long-term loans
25	Long-term loans

Long-term loans comprised the following:

	As at 31 December
	2018	2017
Loans from Huaneng Group and its subsidiaries (a)	4,724,753	7,427,183
Bank loans and other loans (b)	145,444,257	117,702,233

	150,169,010	125,129,416

Less: current portion of long-term loans	20,620,849	18,098,458

Total	129,548,161	107,030,958

(a)	Loans from Huaneng Group and its subsidiaries

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,596,000	3,596,000	469,200	3,126,800	4.28%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	463,528	463,528	141,265	322,263	4.42%-4.75%

Total		4,724,753	610,465	4,114,288

	As at 31 December 2017
	Original currency	RMB equivalent	Less:Current portion	Non-current portion	Annual interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	-	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	2,794,780	2,794,780	244,500	2,550,280	4.28%-4.66%

Loans from Huaneng Tiancheng Financial Leasing
Secured
RMB
- Variable rate	3,967,178	3,967,178	1,878,994	2,088,184	4.06%-4.51%

Total		7,427,183	2,123,494	5,303,689

(b)	Bank loans and other loans

Details of bank loans and other loans are as follows:

	As at 31 December 2018
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	5,853,730	5,853,730	1,211,700	4,642,030	4.41%-4.90%
- Variable rate	3,504,911	3,504,911	528,586	2,976,325	4.28%-4.90%
S$
- Variable rate	20,359	101,920	-	101,920	3.25%
Unsecured
RMB
- Fixed rate	11,133,929	11,133,929	4,184,303	6,949,626	2.00%-5.39%
- Variable rate	101,626,230	101,626,230	12,589,306	89,036,924	1.80%-6.55%
US$
- Variable rate	1,548,255	10,625,985	910,948	9,715,037	1.74%-7.29%
S$
- Variable rate	2,451,466	12,272,527	530,272	11,742,255	3.46%
€
- Fixed rate	21,841	171,393	48,441	122,952	0.75%-2.15%
JPY
- Fixed rate	2,482,335	153,632	6,828	146,804	0.75%

Total		145,444,257	20,010,384	125,433,873

	As at 31 December 2017
	Original currency	RMB equivalent	Less: Current portion	Non-current portion	Annual interest rate
	’000
Secured
RMB
- Fixed rate	7,080,379	7,080,379	1,213,150	5,867,229	4.41%-4.90%
- Variable rate	4,117,055	4,117,055	657,231	3,459,824	4.66%-4.90%
Unsecured
RMB
- Fixed rate	14,981,859	14,981,859	3,179,426	11,802,433	2.00%-5.00%
- Variable rate	76,467,082	76,467,082	10,013,829	66,453,253	1.80%-6.03%
US$
- Variable rate	347,676	2,271,785	418,163	1,853,622	1.74%/2.26%
S$
- Variable rate	2,538,619	12,396,329	419,570	11,976,759	2.73%/4.25%
€
- Fixed rate	30,463	237,680	67,207	170,473	1.30%-2.15%
JPY
- Fixed rate	2,592,661	150,064	6,388	143,676	0.75%

Total		117,702,233	15,974,964	101,727,269

As at 31 December 2018, long-term loans of RMB986 million (31 December 2017: RMB4,605 million) were secured by certain property, plant and equipment with net book value amounting to approximately RMB1,756 million (31 December 2017: RMB5,167 million).

Thereinto, certain subsidiaries of the Company had the sales and leaseback agreements with Tiancheng Financial Leasing and other financial leasing companies in previous years. According to the agreements, these subsidiaries have an option to buy back the equipment at a nominal price (RMB1) when the lease term expires. The substance of the transaction was to obtain financing secured by relevant assets within the leasing period. As at 31 December 2018, the equipment mentioned above has a total carrying amount of RMB769 million and RMB987 million (31 December 2017: RMB4,064 million and RMB1,103 million) while the long-term borrowings is RMB464 million and RMB522 million (31 December 2017: RMB3,967 million and RMB638 million) from Tiancheng Financial Leasing and other financial leasing companies, respectively.

As at 31 December 2018, long-term loans of approximately RMB8,938 million were secured by future electricity and heat revenue (31 December 2017: RMB10,559 million).

The maturity of long-term loans is as follows:

	Loans from Huaneng Group and its subsidiaries		Bank loans and other loans
	As at 31 December		As at 31 December
	2018	2017	2018	2017

1 year or less	610,465	2,123,494	20,010,384	15,974,964
More than 1 year but no more than 2 years	760,580	1,689,582	27,940,579	19,039,483
More than 2 years but no more than 3 years	1,104,684	1,281,082	33,477,976	18,624,576
More than 3 years but no more than 4 years	805,024	294,020	14,109,277	16,388,976
More than 4 years but no more than 5 years	97,000	728,225	11,216,306	11,927,930
More than 5 years	1,347,000	1,310,780	38,689,735	35,746,304

	4,724,753	7,427,183	145,444,257	117,702,233
Less: amount due within 1 year included under current liabilities	610,465	2,123,494	20,010,384	15,974,964

Total	4,114,288	5,303,689	125,433,873	101,727,269

The interest payment schedule of long-term loans in the future years are summarized as follows:

	As at 31 December
	2018	2017

1 year or less	6,496,298	5,071,743
More than 1 year but not more than 2 years	5,258,275	4,225,736
More than 2 years but not more than 5 years	9,028,758	7,903,397
More than 5 years	5,289,799	4,864,084

Total	26,073,130	22,064,960